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91-791

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION RECEIVED OCT 18 2006 DIVISION OF MARKET REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

06060197

4. Name of Underlying Instrument:

Top 200 Dynamic Intellidex Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

PIQ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, American Stock Exchange

PROCESSED
OCT 31 2006
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

October 17, 2006

SEC 2449 (1/99)

Act	~~Securities Exchange Act of 1934~~
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 18, 2006

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005
tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

Via Overnight Mail

October 17, 2006

Ms. Gail Jackson
Division of Market Regulation
Station Place – Building I
100 F Street, NE – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e)'s – PowerShares Exchange-Traded Fund Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find on original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Basic Materials Sector Portfolio (Ticker Symbol PYZ);
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Consumer Discretionary Sector Portfolio (Ticker Symbol PEZ);
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Consumer Staples Sector Portfolio (Ticker Symbol PSL);
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Energy Sector Portfolio (Ticker Symbol PXI);
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Financial Sector Portfolio (Ticker Symbol PFI);
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Healthcare Sector Portfolio (Ticker Symbol PTH);
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Industrials Sector Portfolio (Ticker Symbol PRN);
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Technology Sector Portfolio (Ticker Symbol PTF);

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 18, 2006

- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Banking Portfolio (Ticker Symbol PJB);
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic Healthcare Services Portfolio (Ticker Symbol PTJ); and
- PowerShares Exchange-Traded Fund Trust, PowerShares Dynamic MagniQuant Portfolio (Ticker Symbol PIQ)

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 18, 2006